Average Annual Total Returns - NVIT Blueprint Moderately Aggressive Fund	Class I Shares 1 Year	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Morningstar® Moderately Aggressive Target Risk Index (reflects no deduction for fees or expenses) 1 Year	Morningstar® Moderately Aggressive Target Risk Index (reflects no deduction for fees or expenses) 5 Years	Morningstar® Moderately Aggressive Target Risk Index (reflects no deduction for fees or expenses) 10 Years
Total	12.36%	9.64%	8.32%	12.26%	9.54%	8.23%	13.48%	11.26%	8.94%